Debentures (Details 1) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Debenture Fair value adjustment	R$ 15,978	R$ 0
Other payables	1,012,647	R$ 1,446,216
Copel GeT
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Hedged item, liabilities	1,046,170
Debenture Fair value adjustment	9,559
Other payables	2,716
Copel GeT | Fair value hedges [member]
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Hedged item, liabilities	1,058,445
Copel GeT | At fair value [Member]
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Hedged item, liabilities	1,055,729
Copel DIS
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Hedged item, liabilities	1,235,093
Debenture Fair value adjustment	6,419
Other payables	20,818
Copel DIS | Fair value hedges [member]
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Hedged item, liabilities	1,262,330
Copel DIS | At fair value [Member]
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Hedged item, liabilities	1,241,512
Consolidated results of the subsidiaries GET and DIS [Domain]
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Hedged item, liabilities	2,281,263
Debenture Fair value adjustment	15,978
Other payables	23,535
Consolidated results of the subsidiaries GET and DIS [Domain] | Fair value hedges [member]
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Hedged item, liabilities	2,320,776
Consolidated results of the subsidiaries GET and DIS [Domain] | At fair value [Member]
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Hedged item, liabilities	R$ 2,297,241